Consolidated Statements of Changes in Stockholders' Equity - USD ($)	Series A Preferred Stock	Series B Preferred Stock	Preferred Stock	Common stock	Additional Paid in Capital	Accumulated Deficit	Total
Fat Shark Holdings - Beginning Balance, shares at Dec. 31, 2017			700,000	300,000
Fat Shark Holdings - Beginning Balance, amount at Dec. 31, 2017			$ 35,000	$ 15,000	$ 16,200	$ (203,325)	$ (137,125)
Fat Shark Holdings - Issuance of common stock, shares
Fat Shark Holdings - Issuance of common stock, amount
Fat Shark Holdings - Net income						(452,880)	(452,880)
Fat Shark Holdings - Ending Balance, shares at Dec. 31, 2018			700,000	300,000
Fat Shark Holdings - Ending Balance, amount at Dec. 31, 2018			$ 35,000	$ 15,000	16,200	(656,205)	(590,005)
Beginning balance, shares at Apr. 30, 2018				177,611
Beginning balance, amount at Apr. 30, 2018				$ 178	734,372	(220,490)	514,060
Issuance of common stock, shares				1,681
Issuance of common stock, amount				$ 2	49,999		50,000
Net Loss						(751,332)	(751,332)
Ending balance, shares at Apr. 01, 2019				179,292
Ending balance, amount at Apr. 01, 2019				$ 179	784,371	(971,822)	(187,272)
Beginning balance, shares at Apr. 30, 2018				177,611
Beginning balance, amount at Apr. 30, 2018				$ 178	734,372	(220,490)	514,060
Exercise of warrants, amount
Stock based compensation
Net Loss							(751,332)
Ending balance, shares at Apr. 30, 2019				179,292
Ending balance, amount at Apr. 30, 2019				$ 179	784,371	(971,822)	(187,272)
Fat Shark Holdings - Repurchase of common stock, shares				(300,000)
Fat Shark Holdings - Repurchase of common stock, amount				$ (150,000)	(150,000)		(30,000)
Fat Shark Holdings - Net income						239,676	239,676
Fat Shark Holdings - Ending Balance, shares at Sep. 30, 2019			700,000
Fat Shark Holdings - Ending Balance, amount at Sep. 30, 2019			$ 35,000		1,200	(416,529)	(380,329)
Fat Shark Holdings - Beginning Balance, shares at Dec. 31, 2018			700,000	300,000
Fat Shark Holdings - Beginning Balance, amount at Dec. 31, 2018			$ 35,000	$ 15,000	16,200	(656,205)	(590,005)
Fat Shark Holdings - Repurchase of common stock, shares				(300,000)
Fat Shark Holdings - Repurchase of common stock, amount				$ (15,000)	(15,000)		(30,000)
Fat Shark Holdings - Net income						250,242	250,242
Fat Shark Holdings - Ending Balance, shares at Dec. 31, 2019			700,000
Fat Shark Holdings - Ending Balance, amount at Dec. 31, 2019			$ 35,000		1,200	(405,963)	(369,763)
Issuance of common stock, shares				15,355
Issuance of common stock, amount				$ 15	684,685		684,699
Share Exchange Agreement, shares	2,169,068	4,212,645		196,667
Share Exchange Agreement, amount	$ 21,691	$ 42,126		$ 197	53,740		117,754
Conversion of Preferred Stock, shares	(1,960,364)	(240,000)		16,536,164
Conversion of Preferred Stock, amount	$ (19,604)	$ (2,400)		$ 16,536	5,467
Shares Issued for Services, shares				1,570
Shares Issued for Services, amount				$ 2	69,998		70,000
Net Loss						(321,502)	(321,502)
Ending balance, shares at Jul. 31, 2019	208,704	3,972,645		16,929,048
Ending balance, amount at Jul. 31, 2019	$ 2,087	$ 39,726		$ 16,929	1,598,261	(1,293,324)	363,679
Beginning balance, shares at Apr. 30, 2019				179,292
Beginning balance, amount at Apr. 30, 2019				$ 179	784,371	(971,822)	(187,272)
Issuance of common stock, shares				15,355
Issuance of common stock, amount				$ 15	684,186		684,200
Share Exchange Agreement, shares	2,169,068	4,212,645		196,667
Share Exchange Agreement, amount	$ 21,691	$ 42,126		$ 197	53,740		117,754
Conversion of Preferred Stock, shares	(1,960,364)	(531,022)		16,778,683
Conversion of Preferred Stock, amount	$ (19,604)	$ (5,310)		$ 16,779	8,135
Exercise of warrants, shares				469,874
Exercise of warrants, amount				$ 470	151,769		152,239
Merger with Rotor Riot, shares				2,219,650
Merger with Rotor Riot, amount				$ 2,220	1,817,893		1,820,113
Stock based compensation					269,895		269,895
Shares Issued for Services, shares				151,570
Shares Issued for Services, amount				$ 152	273,848		70,000
Net Loss						(1,601,931)	(1,601,931)
Ending balance, shares at Apr. 01, 2020	208,704	3,681,623		20,011,091
Ending balance, amount at Apr. 01, 2020	$ 2,087	$ 36,816		$ 20,011	4,043,837	(2,573,753)	1,528,998
Beginning balance, shares at Apr. 30, 2019				179,292
Beginning balance, amount at Apr. 30, 2019				$ 179	784,371	(971,822)	(187,272)
Exercise of warrants, amount							152,239
Stock based compensation							$ 269,895
Shares Issued for Services, shares							151,570
Shares Issued for Services, amount							$ 274,000
Net Loss							(1,601,931)
Ending balance, shares at Apr. 30, 2020	208,704	3,681,623		20,011,091
Ending balance, amount at Apr. 30, 2020	$ 2,087	$ 36,816		$ 20,011	4,043,837	(2,573,753)	1,528,998
Beginning balance, shares at Jul. 31, 2019	208,704	3,972,645		16,929,048
Beginning balance, amount at Jul. 31, 2019	$ 2,087	$ 39,726		$ 16,929	1,598,261	(1,293,324)	363,679
Stock based compensation					12,067		12,067
Net Loss						(216,121)	(216,121)
Ending balance, shares at Oct. 31, 2019	208,704	3,972,645		16,929,048
Ending balance, amount at Oct. 31, 2019	$ 2,087	$ 39,726		$ 16,929	1,610,328	(1,509,445)	159,625
Fat Shark Holdings - Net income						307,627	307,627
Fat Shark Holdings - Ending Balance, shares at Sep. 30, 2020			700,000
Fat Shark Holdings - Ending Balance, amount at Sep. 30, 2020			$ 35,000		1,200	(98,336)	(62,136)
Beginning balance, shares at Apr. 01, 2020	208,704	3,681,623		20,011,091
Beginning balance, amount at Apr. 01, 2020	$ 2,087	$ 36,816		$ 20,011	4,043,837	(2,573,753)	$ 1,528,998
Shares Issued for Services, shares							150,000
Shares Issued for Services, amount							$ 204,000
Ending balance, shares at Apr. 30, 2020	208,704	3,681,623		20,011,091
Ending balance, amount at Apr. 30, 2020	$ 2,087	$ 36,816		$ 20,011	4,043,837	(2,573,753)	1,528,998
Stock based compensation					107,061		107,061
Net Loss						(383,244)	(383,244)
Ending balance, shares at Jul. 31, 2020	208,704	3,681,623		20,011,091
Ending balance, amount at Jul. 31, 2020	$ 2,087	$ 36,816		$ 20,011	4,150,898	(2,956,997)	1,252,815
Beginning balance, shares at Apr. 30, 2020	208,704	3,681,623		20,011,091
Beginning balance, amount at Apr. 30, 2020	$ 2,087	$ 36,816		$ 20,011	4,043,837	(2,573,753)	1,528,998
Exercise of warrants, amount
Stock based compensation							1,068,317
Net Loss							(10,089,785)
Ending balance, amount at Jan. 31, 2021							(646,369)
Beginning balance, shares at Jul. 31, 2020	208,704	3,681,623		20,011,091
Beginning balance, amount at Jul. 31, 2020	$ 2,087	$ 36,816		$ 20,011	4,150,898	(2,956,997)	1,252,815
Conversion of Debt, shares				710,444
Conversion of Debt, amount				$ 711	494,314		495,025
Stock based compensation					107,061		107,061
Net Loss						(722,281)	(722,281)
Ending balance, shares at Oct. 31, 2020	208,704	3,681,623		20,721,535
Ending balance, amount at Oct. 31, 2020	$ 2,087	$ 36,816		$ 20,722	4,752,273	(3,679,278)	1,132,620
Conversion of Debt, shares				710,444
Conversion of Debt, amount				$ 711	494,314		495,025
Stock based compensation					$ 107,061		854,195
Net Loss						$ (722,281)	(8,984,260)
Ending balance, amount at Jan. 31, 2021							$ (646,369)